Discontinued Operations - Schedule of Operating Results of Discontinued Operations (Details) (10-K) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Discontinued Operations and Disposal Groups [Abstract]
Revenues
Gross profit
Operating expenses		(105,772)
Interest income, net		21
Loss from discontinued operations		$ (105,751)